UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 812-15842

Lazard Active ETF Trust
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.
Lazard Asset Management LLC

30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2025

Item 1. Schedule of Investments.

Lazard Equity Megatrends ETF

Portfolio of Investments

September 30, 2025 (unaudited)

Description	Shares	Fair Value
Common Stocks | 97.2%
Brazil | 0.8%
MercadoLibre, Inc. (*)	136	$317,824
Denmark | 0.5%
Novo Nordisk AS, Class B	3,654	198,236
France | 3.1%
EssilorLuxottica SA	2,514	815,290
LVMH Moet Hennessy Louis Vuitton SE	592	362,060
		1,177,350
Germany | 5.1%
SAP SE	2,486	665,707
Siemens AG	2,876	774,536
Siemens Healthineers AG (#)	8,904	481,470
		1,921,713
India | 1.8%
Reliance Industries Ltd. GDR (#)	11,111	677,771
Ireland | 1.2%
Accenture PLC, Class A	1,807	445,606
Japan | 7.1%
FANUC Corp.	20,800	600,261
Keyence Corp.	1,700	635,176
Mitsubishi Electric Corp.	29,900	769,948
Sony Financial Group, Inc. (*), (¢)	4,758	16,605
Sony Group Corp. ADR	23,791	684,943
		2,706,933
Netherlands | 1.5%
Wolters Kluwer NV	4,115	561,600
Singapore | 0.9%
Sea Ltd. ADR (*)	1,870	334,225
Description	Shares	Fair Value
Sweden | 3.8%
Atlas Copco AB, A Shares	33,361	$563,637
Hexagon AB, B Shares	73,285	871,930
		1,435,567
Switzerland | 1.9%
TE Connectivity PLC	3,334	731,913
Taiwan | 4.4%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,974	1,668,478
United Kingdom | 2.2%
London Stock Exchange Group PLC	2,966	340,042
RELX PLC	10,347	495,478
		835,520
United States | 62.9%
Alphabet, Inc., Class A	3,861	938,609
Amazon.com, Inc. (*)	5,725	1,257,038
Analog Devices, Inc.	2,928	719,410
Apple, Inc.	3,428	872,872
Applied Materials, Inc.	4,134	846,395
Autodesk, Inc. (*)	2,321	737,312
Boston Scientific Corp. (*)	4,086	398,916
Broadcom, Inc.	3,486	1,150,066
CyberArk Software Ltd. (*)	497	240,126
Danaher Corp.	2,917	578,325
Dolby Laboratories, Inc., Class A	6,349	459,477
Electronic Arts, Inc.	4,389	885,261
Eli Lilly & Co.	577	440,251
Equifax, Inc.	1,946	499,207
Experian PLC	13,976	700,302
GE HealthCare Technologies, Inc.	7,736	580,974
Intercontinental Exchange, Inc.	3,843	647,469
Intuit, Inc.	771	526,524
IQVIA Holdings, Inc. (*)	3,129	594,322
Keysight Technologies, Inc. (*)	3,584	626,913
Labcorp Holdings, Inc.	2,487	713,918
Marsh & McLennan Cos., Inc.	3,145	633,812
Marvell Technology, Inc.	8,743	735,024
Mastercard, Inc., Class A	989	562,553

Lazard Equity Megatrends ETF

Portfolio of Investments (concluded)

September 30, 2025 (unaudited)

Description	Shares	Fair Value
Meta Platforms, Inc., Class A	940	$690,317
Microsoft Corp.	2,780	1,439,901
NVIDIA Corp.	4,369	815,168
PTC, Inc. (*)	3,492	708,946
Rockwell Automation, Inc.	1,649	576,375
S&P Global, Inc.	1,283	624,449
Salesforce, Inc.	1,385	328,245
Schneider Electric SE	2,019	563,664
ServiceNow, Inc. (*)	205	188,657
Stryker Corp.	1,106	408,855
Thermo Fisher Scientific, Inc.	1,357	658,172
Visa, Inc., A Shares	1,561	532,894
		23,880,719
Total Common Stocks (Cost $29,363,064)		36,893,455

Description	Principal Amount (000)	Fair Value
Repurchase Agreements | 2.8%
Fixed Income Clearing Corp., 4.19%, 10/01/25 (Dated 09/30/25, collateralized by $1,034,100 United States Treasury Note, 4.625%, 02/15/35, with a fair value of $1,081,362) Proceeds of $1,060,123 (Cost $1,060,000)	$1,060	$1,060,000
Description	Shares	Fair Value
Short-Term Investments | 0.2%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.07% (7 day yield) (Cost $61,733)	61,733	$61,733
Total Investments | 100.2% (Cost and short proceeds $30,484,797)		$38,015,188
Liabilities in Excess of Cash and Other Assets | (0.2)%		(68,375)
Net Assets | 100.0%		$37,946,813

(*)	Non-income producing security.
(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2025, these securities amounted to 3.1% of net assets of the Portfolio.
(¢)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

Lazard International Dynamic Equity ETF

Portfolio of Investments

September 30, 2025 (unaudited)

Description	Shares	Fair Value
Common Stocks | 97.3%
Australia | 3.6%
Alkane Resources Ltd. (*)	690,633	$524,086
Beach Energy Ltd.	618,578	469,407
Brambles Ltd.	231,398	3,803,303
Catalyst Metals Ltd. (*)	150,531	788,139
Catapult Sports Ltd. (*)	133,294	607,783
IRESS Ltd.	147,448	861,900
Northern Star Resources Ltd.	105,584	1,660,525
Perseus Mining Ltd.	358,664	1,164,752
Qantas Airways Ltd.	568,515	4,114,473
Ramelius Resources Ltd.	255,895	658,026
REA Group Ltd.	6,784	1,038,867
		15,691,261
Belgium | 0.4%
Colruyt Group NV	9,852	388,031
Proximus SADP	139,910	1,223,093
		1,611,124
Brazil | 0.5%
Cia De Sanena Do Parana	213,042	1,482,139
Vale SA	61,883	669,081
		2,151,220
Canada | 7.9%
Agnico Eagle Mines Ltd.	22,112	3,725,063
ARC Resources Ltd.	38,170	696,244
Barrick Mining Corp.	45,277	1,487,431
Brookfield Infrastructure Corp., Class A	12,540	515,155
Cameco Corp.	6,786	569,646
Canadian Natural Resources Ltd.	81,588	2,609,362
Celestica, Inc. (*)	2,056	506,050
Dollarama, Inc.	27,400	3,614,342
Fairfax Financial Holdings Ltd.	1,567	2,742,081
Hudbay Minerals, Inc.	80,046	1,212,714
Kinross Gold Corp.	109,755	2,724,549
Loblaw Cos. Ltd.	181,733	7,030,823
Lundin Gold, Inc.	16,307	1,056,779
Magna International, Inc.	42,890	2,032,605
Metro, Inc.	5,863	393,858
Shopify, Inc., Class A (*)	8,936	1,327,877
Description	Shares	Fair Value
Suncor Energy, Inc.	44,332	$1,855,610
Torex Gold Resources, Inc. (*)	17,540	729,132
		34,829,321
Chile | 0.1%
Latam Airlines Group SA	23,506,259	534,152
China | 10.3%
Alibaba Group Holding Ltd. ADR	8,004	1,430,555
Alibaba Group Holding Ltd.	230,800	5,250,578
Bank of Shanghai Co. Ltd., Class A	1,422,799	1,790,879
BOC Hong Kong Holdings Ltd.	857,500	4,027,177
BYD Co. Ltd., Class H	43,500	616,125
China Life Insurance Co. Ltd., Class H	306,000	869,184
China Pacific Insurance Group Co. Ltd., Class H	123,400	491,354
Chongqing Rural Commercial Bank Co. Ltd., Class H	617,000	476,604
CITIC Ltd.	612,000	898,288
Contemporary Amperex Technology Co. Ltd., Class H	7,900	580,285
H World Group Ltd. ADR	28,939	1,131,804
Huaxia Bank Co. Ltd., Class A	645,100	596,304
JD.com, Inc., Class A	108,250	1,926,974
Kanzhun Ltd. ADR (*)	27,143	634,061
Kuaishou Technology (#)	124,000	1,348,311
Meituan, Class B (#), (*)	32,700	439,200
Midea Group Co. Ltd., Class H	62,100	656,486
NetEase, Inc.	92,600	2,818,323
New China Life Insurance Co. Ltd., Class H	93,200	552,942
PDD Holdings, Inc. ADR (*)	12,318	1,628,070
PetroChina Co. Ltd., Class H	622,000	566,007
Ping An Insurance Group Co. of China Ltd., Class H	366,500	2,498,949
Pop Mart International Group Ltd. (#)	27,400	939,582
Qfin Holdings, Inc. ADR	26,583	765,059
Rockchip Electronics Co. Ltd., Class A	18,500	586,177
Tencent Holdings Ltd.	97,400	8,299,856
Tencent Music Entertainment Group ADR	27,101	632,537
Xiaomi Corp., Class B (#), (*)	246,800	1,712,920
Zijin Mining Group Co. Ltd., Class H	234,000	980,464
		45,145,055
Denmark | 0.5%
Novo Nordisk AS, Class B	36,030	1,954,688

Lazard International Dynamic Equity ETF

Portfolio of Investments (continued)

September 30, 2025 (unaudited)

Description	Shares	Fair Value
France | 7.7%
Air France-KLM (*)	30,136	$404,557
Airbus SE	10,881	2,523,793
BNP Paribas SA	101,238	9,198,761
Carrefour SA	157,321	2,383,668
Covivio SA REIT	9,839	661,279
Gaztransport Et Technigaz SA	6,452	1,194,781
L’Oreal SA	3,999	1,731,517
Orange SA	54,808	889,356
Safran SA	1,474	519,758
Societe Generale SA	50,784	3,363,068
TotalEnergies SE	61,270	3,724,158
Unibail-Rodamco-Westfield REIT	6,463	679,210
Vinci SA	45,325	6,281,647
		33,555,553
Germany | 3.5%
Allianz SE	1,594	669,392
Continental AG	7,938	523,439
Deutsche Bank AG	110,199	3,878,040
Friedrich Vorwerk Group SE	7,998	769,667
IONOS Group SE (*)	15,085	704,564
Mercedes-Benz Group AG	21,660	1,360,838
Rheinmetall AG	1,025	2,390,082
Scout24 SE (#)	5,811	727,857
Siemens AG	1,857	500,109
Siemens Energy AG (*)	10,472	1,223,323
TAG Immobilien AG	28,632	494,546
TUI AG (*)	244,950	2,228,273
		15,470,130
Greece | 0.7%
Alpha Bank SA	278,256	1,181,600
National Bank of Greece SA	58,791	854,167
OPAP SA	43,105	1,006,383
		3,042,150
Hong Kong | 1.0%
Prudential PLC	179,306	2,512,878
WH Group Ltd. (#)	1,660,500	1,799,138
		4,312,016
Description	Shares	Fair Value
Hungary | 0.2%
OTP Bank Nyrt	10,775	$932,443
India | 4.3%
Adani Ports & Special Economic Zone Ltd.	56,349	890,719
Axis Bank Ltd. GDR	12,319	788,416
Bajaj Finance Ltd.	48,012	540,149
Canara Bank	1,438,269	2,003,950
Dr. Reddy’s Laboratories Ltd. ADR	129,304	1,807,670
Indus Towers Ltd. (*)	602,534	2,326,972
Infosys Ltd. ADR	54,789	891,417
Life Insurance Corp. of India	89,578	908,353
Reliance Industries Ltd. GDR (#)	9,839	600,179
State Bank of India GDR	56,033	5,508,044
Tata Motors Ltd.	99,117	759,323
Union Bank of India Ltd.	578,876	903,044
Vedanta Ltd.	101,042	530,083
WAAREE Energies Ltd.	15,106	566,275
		19,024,594
Indonesia | 0.4%
Indofood Sukses Makmur Tbk. PT	1,538,500	667,006
Japfa Comfeed Indonesia Tbk. PT	8,312,400	977,636
		1,644,642
Ireland | 0.1%
AIB Group PLC	61,566	558,103
Israel | 0.6%
Nice Ltd. ADR (*)	15,086	2,184,151
Wix.com Ltd. (*)	2,774	492,746
		2,676,897
Italy | 3.5%
Banca Monte dei Paschi di Siena SpA	55,948	495,671
Ferrari NV	4,587	2,218,410
Intesa Sanpaolo SpA	340,191	2,244,052
Leonardo SpA	51,027	3,238,862
Lottomatica Group SpA	55,551	1,496,044
Nexi SpA (#)	208,426	1,179,441
Telecom Italia SpA (*)	1,822,821	953,750

Lazard International Dynamic Equity ETF

Portfolio of Investments (continued)

September 30, 2025 (unaudited)

Description	Shares	Fair Value
UniCredit SpA	46,488	$3,521,570
		15,347,800
Japan | 13.3%
Advantest Corp.	26,700	2,648,576
Asahi Kasei Corp.	112,500	887,065
Chiyoda Corp. (*)	464,500	1,236,067
Chugai Pharmaceutical Co. Ltd.	40,500	1,768,250
Daiichi Sankyo Co. Ltd.	31,700	711,552
Denso Corp.	139,400	2,015,700
Fujita Kanko, Inc.	6,500	461,692
Hachijuni Bank Ltd.	62,100	650,077
Hitachi Ltd.	29,700	790,337
Hyakugo Bank Ltd.	62,700	388,465
Japan Airlines Co. Ltd.	210,900	4,259,842
Japan Post Holdings Co. Ltd.	676,600	6,734,618
Japan Tobacco, Inc.	57,900	1,906,150
Kyoto Financial Group, Inc.	30,000	639,063
Mitsubishi Electric Corp.	199,475	5,136,631
Mitsui Fudosan Co. Ltd.	91,900	1,003,722
Mizuho Financial Group, Inc.	93,100	3,144,414
MS&AD Insurance Group Holdings, Inc.	123,900	2,815,509
NTT, Inc.	1,967,700	2,061,165
ORIX Corp.	32,200	846,399
Sanki Engineering Co. Ltd.	60,100	2,006,250
SoftBank Corp.	614,500	905,824
Sompo Holdings, Inc.	91,000	2,819,007
Sony Financial Group, Inc. (*)	60,800	67,517
Sony Group Corp.	60,800	1,753,375
Sumitomo Osaka Cement Co. Ltd.	31,500	829,705
Suzuki Motor Corp.	97,900	1,432,190
T&D Holdings, Inc.	61,300	1,503,393
Tokyo Electron Ltd.	25,300	4,515,746
Toyota Motor Corp.	122,800	2,369,358
		58,307,659
Malaysia | 0.2%
99 Speed Mart Retail Holdings Bhd.	844,100	549,563
Tenaga Nasional Bhd.	153,800	483,126
		1,032,689
Mexico | 0.4%
Cemex SAB de CV ADR	130,707	1,175,056
Description	Shares	Fair Value
Gentera SAB de CV	240,140	$622,078
		1,797,134
Netherlands | 2.2%
ASML Holding NV	4,622	4,497,286
EXOR NV	17,544	1,715,101
Koninklijke Ahold Delhaize NV	25,550	1,034,232
Koninklijke Heijmans NV	7,491	521,074
Wolters Kluwer NV	14,959	2,041,548
		9,809,241
New Zealand | 0.2%
Xero Ltd. (*)	7,376	769,930
Norway | 0.1%
Kongsberg Gruppen ASA	13,631	435,728
Philippines | 0.4%
International Container Terminal Services, Inc.	212,550	1,722,312
Poland | 0.4%
PGE Polska Grupa Energetyczna SA (*)	377,659	1,118,033
Tauron Polska Energia SA (*)	246,582	618,248
		1,736,281
Portugal | 0.8%
EDP SA	745,236	3,535,008
Saudi Arabia | 0.7%
Al Babtain Power & Telecommunication Co.	36,858	568,074
Electrical Industries Co.	571,683	1,667,701
Etihad Etisalat Co.	51,113	920,667
		3,156,442
Singapore | 1.1%
Sea Ltd. ADR (*)	10,880	1,944,582
Singapore Technologies Engineering Ltd.	155,100	1,035,845
United Overseas Bank Ltd.	69,300	1,858,823
		4,839,250

Lazard International Dynamic Equity ETF

Portfolio of Investments (continued)

September 30, 2025 (unaudited)

Description	Shares	Fair Value
South Africa | 0.8%
Gold Fields Ltd. ADR	51,018	$2,140,715
Harmony Gold Mining Co. Ltd. ADR	81,259	1,474,851
		3,615,566
South Korea | 3.7%
Hana Financial Group, Inc.	47,761	2,968,361
KB Financial Group, Inc.	8,315	684,496
Korea Electric Power Corp.	103,443	2,657,867
Samsung Electronics Co. Ltd.	114,824	6,866,280
SK Hynix, Inc.	12,310	3,048,876
		16,225,880
Spain | 1.7%
Acciona SA	4,955	995,001
Banco Bilbao Vizcaya Argentaria SA	140,085	2,689,562
Banco Santander SA	369,540	3,853,174
		7,537,737
Sweden | 1.8%
Betsson AB, Class B	70,804	1,169,138
Boliden AB (*)	33,006	1,343,037
Plejd AB (*)	5,406	534,559
Saab AB, Class B	31,422	1,919,377
Skanska AB, B Shares	83,422	2,163,361
Telefonaktiebolaget LM Ericsson ADR	84,966	702,669
		7,832,141
Switzerland | 1.6%
ABB Ltd.	66,797	4,812,171
International Workplace Group PLC	304,593	915,251
UBS Group AG	33,557	1,371,128
		7,098,550
Taiwan | 6.0%
Accton Technology Corp.	67,000	2,297,231
Arcadyan Technology Corp.	83,000	597,759
Asia Vital Components Co. Ltd.	15,000	482,807
Asustek Computer, Inc.	37,000	814,588
Delta Electronics, Inc.	126,000	3,530,547
International Games System Co. Ltd.	30,000	774,657
MediaTek, Inc.	93,000	4,012,566
Description	Shares	Fair Value
Realtek Semiconductor Corp.	29,000	$523,328
Taiwan Semiconductor Manufacturing Co. Ltd.	308,000	13,187,873
		26,221,356
Thailand | 0.2%
Advanced Info Service PCL	92,400	829,761
Turkey | 0.1%
Turk Hava Yollari AO	63,697	482,547
United Arab Emirates | 0.5%
Adnoc Gas PLC	618,785	596,379
Emaar Properties PJSC	458,695	1,629,722
		2,226,101
United Kingdom | 9.9%
Anglogold Ashanti PLC	14,157	995,662
AstraZeneca PLC ADR	67,697	5,193,714
Barclays PLC	467,947	2,391,380
British American Tobacco PLC ADR	9,067	481,276
Currys PLC	338,403	636,438
Drax Group PLC	60,347	568,289
Dunelm Group PLC	55,115	833,992
Games Workshop Group PLC	3,394	663,901
HSBC Holdings PLC	274,303	3,858,981
Imperial Brands PLC	55,106	2,342,809
International Consolidated Airlines Group SA	489,532	2,549,286
J Sainsbury PLC	519,956	2,337,969
NatWest Group PLC	757,943	5,322,307
Next PLC	19,230	3,203,688
Rightmove PLC	48,845	465,958
Rolls-Royce Holdings PLC	245,939	3,940,036
Sage Group PLC	50,482	747,575
Standard Chartered PLC	208,714	4,033,486
Tesco PLC	96,652	579,675
Vodafone Group PLC	1,899,987	2,203,850
		43,350,272
United States | 5.9%
Buzzi SpA	8,246	453,060
GSK PLC	257,984	5,468,411
Holcim AG	20,157	1,705,992

Lazard International Dynamic Equity ETF

Portfolio of Investments (concluded)

September 30, 2025 (unaudited)

Description	Shares	Fair Value
Novartis AG	69,575	$8,754,916
Paysafe Ltd. (*)	36,586	472,691
Roche Holding AG	17,857	5,833,010
Sanofi SA	5,539	511,229
Shell PLC	33,145	1,180,907
Spotify Technology SA (*)	783	546,534
Titan SA	17,533	716,924
		25,643,674
Total Common Stocks (Cost $395,715,324)		426,686,408
Preferred Stocks | 1.0%
Brazil | 0.8%
Banco Bradesco SA	136,936	454,864
Petroleo Brasileiro SA - Petrobras	524,154	3,096,372
		3,551,236
Germany | 0.2%
Volkswagen AG	8,936	965,561
Total Preferred Stocks (Cost $4,317,158)		4,516,797
Warrants | 0.0%
Canada | 0.0%
Constellation Software, Inc., Expires 03/31/40i (*), (¢) (Cost $0)	26	0
Description	Principal Amount (000)	Fair Value
Repurchase Agreements | 1.3%
Fixed Income Clearing Corp., 4.19%, 10/01/25 (Dated 09/30/25, collateralized by $6,027,600 United States Treasury Note, 3.875%, 08/15/34, with a fair value of $5,967,177) Proceeds of $5,850,681 (Cost $5,850,000)	$5,850	$5,850,000

Description	Shares	Fair Value
Short-Term Investments | 0.1%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.07% (7 day yield) (Cost $310,340)	310,340	$310,340
Total Investments | 99.7% (Cost $406,192,822)		$437,363,545
Cash and Other Assets in Excess of Liabilities | 0.3%		1,357,829
Net Assets | 100.0%		$438,721,374

(*)	Non-income producing security.
(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2025, these securities amounted to 2.0% of net assets of the Portfolio.
(¢)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

Lazard Japanese Equity ETF

Portfolio of Investments

September 30, 2025 (unaudited)

Description	Shares	Fair Value
Common Stocks | 98.8%
Japan | 98.8%
Daifuku Co. Ltd.	19,800	$635,890
Daiichi Sankyo Co. Ltd.	43,300	971,930
Daikin Industries Ltd.	8,600	994,603
Daiwa House Industry Co. Ltd.	14,000	504,317
Denso Corp.	57,700	834,332
Disco Corp.	2,000	629,854
East Japan Railway Co.	37,600	921,637
FANUC Corp.	18,900	545,430
FUJIFILM Holdings Corp.	37,800	942,152
Fujitsu Ltd.	41,500	979,016
Hitachi Ltd.	57,300	1,524,793
Inpex Corp.	61,800	1,118,539
Kakaku.com, Inc.	30,900	531,233
Kansai Electric Power Co., Inc.	98,400	1,411,520
Koito Manufacturing Co. Ltd.	27,000	409,886
Komatsu Ltd.	34,200	1,194,922
Makita Corp.	23,300	758,234
MatsukiyoCocokara & Co.	36,700	746,500
Mitsubishi Corp.	79,000	1,888,811
Mitsubishi Electric Corp.	47,800	1,230,886
Mitsubishi Logistics Corp.	45,500	373,557
Mitsubishi UFJ Financial Group, Inc.	189,000	3,063,723
Mitsui Chemicals, Inc.	22,800	571,524
Mitsui Fudosan Co. Ltd.	103,000	1,124,955
Mizuho Financial Group, Inc.	63,600	2,148,064
Murata Manufacturing Co. Ltd.	31,200	594,804
Nippon Sanso Holdings Corp.	30,300	1,076,508
Nissan Chemical Corp.	8,700	316,342
Nitori Holdings Co. Ltd.	18,500	357,448
Nitto Denko Corp.	37,400	890,651
Nomura Holdings, Inc.	80,700	593,153
NTT, Inc.	1,388,300	1,454,244
Okamura Corp.	12,100	192,374
ORIX Corp.	35,100	922,627
Recruit Holdings Co. Ltd.	8,600	463,702
Rengo Co. Ltd.	71,700	453,887
Resona Holdings, Inc.	145,000	1,483,038
Rinnai Corp.	22,100	524,648
Seven & i Holdings Co. Ltd.	80,100	1,079,860
Shimizu Corp.	86,900	1,223,608
Shin-Etsu Chemical Co. Ltd.	36,800	1,209,266
SMC Corp.	2,000	615,228
Description	Shares	Fair Value
SoftBank Group Corp.	15,400	$1,948,397
Sony Financial Group, Inc. (*)	91,300	101,386
Sony Group Corp.	91,300	2,632,946
SUMCO Corp.	37,600	401,498
Sumitomo Forestry Co. Ltd.	84,300	1,005,481
Sumitomo Mitsui Financial Group, Inc.	80,900	2,287,561
Suzuki Motor Corp.	92,100	1,347,341
Takeda Pharmaceutical Co. Ltd.	52,000	1,519,315
TDK Corp.	83,200	1,210,382
THK Co. Ltd.	23,200	642,817
Tokio Marine Holdings, Inc.	42,900	1,821,039
Tokyo Electron Ltd.	8,700	1,552,846
Toyo Suisan Kaisha Ltd.	10,200	730,372
Toyota Motor Corp.	56,300	1,086,277
Toyota Tsusho Corp.	27,100	752,711
Yakult Honsha Co. Ltd.	52,000	849,091
		59,397,156
Total Common Stocks (Cost $49,929,634)		59,397,156

Description	Principal Amount (000)	Fair Value
Repurchase Agreements | 0.4%
Fixed Income Clearing Corp., 4.19%, 10/01/25 (Dated 09/30/25, collateralized by $278,200 United States Treasury Note, 3.875%, 08/15/34, with a fair value of $275,414) Proceeds of $270,031 (Cost $270,000)	$270	$270,000
Total Investments | 99.2% (Cost $50,199,634)		$59,667,156
Cash and Other Assets in Excess of Liabilities | 0.8%		451,957
Net Assets | 100.0%		$60,119,113

(*)	Non-income producing security.

Lazard Next Gen Technologies ETF

Portfolio of Investments

September 30, 2025 (unaudited)

Description	Shares	Fair Value
Common Stocks | 98.9%
Canada | 1.7%
Shopify, Inc., Class A (*)	5,465	$812,154
China | 4.2%
Alibaba Group Holding Ltd. ADR	5,637	1,007,501
Tencent Holdings Ltd. ADR	11,404	971,050
		1,978,551
Israel | 1.0%
Mobileye Global, Inc., Class A (*)	35,439	500,399
Italy | 1.8%
Prysmian SpA	8,595	850,144
Japan | 3.3%
Advantest Corp.	16,000	1,587,162
Netherlands | 4.0%
Adyen NV (#), (*)	458	734,575
Nebius Group NV (*)	10,257	1,151,553
		1,886,128
South Korea | 1.8%
SK Hynix, Inc.	3,480	861,908
Taiwan | 4.0%
King Yuan Electronics Co. Ltd.	111,000	597,283
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4,642	1,296,464
		1,893,747
United Kingdom | 1.7%
RELX PLC	16,841	806,450
United States | 75.4%
Advanced Micro Devices, Inc. (*)	3,697	598,138
Alphabet, Inc., Class A	4,389	1,066,966
Description	Shares	Fair Value
Amazon.com, Inc. (*)	3,637	$798,576
Ambarella, Inc. (*)	9,697	800,196
Amphenol Corp., Class A	10,522	1,302,098
AppLovin Corp., Class A (*)	1,417	1,018,171
Arista Networks, Inc. (*)	7,245	1,055,669
Autodesk, Inc. (*)	2,440	775,115
Block, Inc. (*)	6,187	447,135
Broadcom, Inc.	3,553	1,172,170
Cadence Design Systems, Inc. (*)	2,003	703,574
Cloudflare, Inc., Class A (*)	4,933	1,058,572
Crowdstrike Holdings, Inc., Class A (*)	1,934	948,395
CyberArk Software Ltd. (*)	1,870	903,491
Datadog, Inc., Class A (*)	7,071	1,006,910
Doximity, Inc., Class A (*)	7,394	540,871
Dynatrace, Inc. (*)	14,802	717,157
Eaton Corp. PLC	2,421	906,059
Fiserv, Inc. (*)	3,132	403,809
International Business Machines Corp.	2,756	777,633
JFrog Ltd. (*)	6,902	326,672
Manhattan Associates, Inc. (*)	2,650	543,197
Mastercard, Inc., Class A	1,588	903,270
Meta Platforms, Inc., Class A	1,848	1,357,134
Microsoft Corp.	3,476	1,800,394
NVIDIA Corp.	13,187	2,460,430
Okta, Inc. (*)	5,072	465,102
Oracle Corp.	5,064	1,424,199
Palantir Technologies, Inc., Class A (*)	5,503	1,003,857
Palo Alto Networks, Inc. (*)	6,884	1,401,720
PTC, Inc. (*)	3,337	677,478
Salesforce, Inc.	2,999	710,763
Samsara, Inc., Class A (*)	13,939	519,228
ServiceNow, Inc. (*)	861	792,361
Snowflake, Inc. (*)	4,312	972,572
Synopsys, Inc. (*)	1,202	593,055
Tempus AI, Inc. (*)	11,522	929,941
Trimble, Inc. (*)	5,502	449,238
Twilio, Inc., Class A (*)	5,220	522,470
Uber Technologies, Inc. (*)	9,622	942,667
		35,796,453
Total Common Stocks (Cost $32,306,017)		46,973,096

Lazard Next Gen Technologies ETF

Portfolio of Investments (concluded)

September 30, 2025 (unaudited)

Description	Principal Amount (000)	Fair Value
Repurchase Agreements | 0.4%
Fixed Income Clearing Corp., 4.19%, 10/01/25 (Dated 09/30/25, collateralized by $216,400 United States Treasury Note, 3.875%, 08/15/34, with a fair value of $214,255) Proceeds of $210,024 (Cost $210,000)	$210	$210,000

Description	Shares	Fair Value
Short-Term Investments | 0.7%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.07% (7 day yield) (Cost $314,218)	314,218	314,218
Total Investments | 100.0% (Cost $32,830,235)		$47,497,314
Liabilities in Excess of Cash and Other Assets | 0.0%		(6,988)
Net Assets | 100.0%		$47,490,326

(*)	Non-income producing security.
(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2025, these securities amounted to 1.5% of net assets of the Portfolio.

Lazard US Systematic Small Cap Equity ETF

Portfolio of Investments

September 30, 2025 (unaudited)

Description	Shares	Fair Value
Closed-End Management Investment Companies | 0.2%
ASA Gold & Precious Metals Ltd.	1,654	$75,753
Kayne Anderson Energy Infrastructure Fund	2,594	32,088
Total Closed-End Management Investment Companies (Cost $66,252)		107,841
Common Stocks | 96.8%
Aerospace & Defense | 0.3%
AerSale Corp. (*)	10,408	85,242
Innovative Solutions & Support, Inc. (*)	5,596	69,894
		155,136
Air Freight & Logistics | 0.0%
Radiant Logistics, Inc. (*)	1,860	10,974
Automobile Components | 1.5%
Autoliv, Inc.	858	105,963
Dorman Products, Inc. (*)	445	69,367
Fox Factory Holding Corp. (*)	1,670	40,564
Garrett Motion, Inc.	8,106	110,403
Gentex Corp.	6,511	184,261
Lear Corp.	1,813	182,406
Motorcar Parts of America, Inc. (*)	1,871	30,946
Strattec Security Corp. (*)	1,763	119,990
		843,900
Banks | 3.9%
1st Source Corp.	2,023	124,536
Axos Financial, Inc. (*)	1,085	91,845
BancFirst Corp.	685	86,618
Bank of NT Butterfield & Son Ltd.	4,713	202,282
Capital City Bank Group, Inc.	549	22,943
Central Pacific Financial Corp.	3,136	95,146
Commerce Bancshares, Inc.	1,363	81,453
Community Financial System, Inc.	1,379	80,865
Community Trust Bancorp, Inc.	1,465	81,967
First BanCorp	4,390	96,799
First Business Financial Services, Inc.	196	10,047
First Financial Corp.	1,062	59,939
HomeTrust Bancshares, Inc.	1,290	52,813
Description	Shares	Fair Value
Intercorp Financial Services, Inc.	2,359	$95,162
Northrim BanCorp, Inc.	1,656	35,869
Popular, Inc.	879	111,642
Republic Bancorp, Inc., Class A	1,113	80,414
Sierra Bancorp	606	17,519
South Plains Financial, Inc.	1,226	47,385
Southern Missouri Bancorp, Inc.	1,210	63,598
Synovus Financial Corp.	1,733	85,056
Trustmark Corp.	4,485	177,606
UMB Financial Corp.	1,073	126,990
Unity Bancorp, Inc.	1,206	58,937
Western Alliance Bancorp	1,077	93,397
Zions Bancorp NA	2,080	117,686
		2,198,514
Beverages | 0.4%
Coca-Cola Consolidated, Inc.	867	101,578
Primo Brands Corp.	4,694	103,737
		205,315
Biotechnology | 2.9%
ACADIA Pharmaceuticals, Inc. (*)	9,316	198,803
BioCryst Pharmaceuticals, Inc. (*)	2,306	17,503
BioMarin Pharmaceutical, Inc. (*)	5,801	314,182
Caris Life Sciences, Inc.	2,964	89,661
Exact Sciences Corp. (*)	2,423	132,562
Exelixis, Inc. (*)	3,255	134,431
Kiniksa Pharmaceuticals International PLC (*)	7,414	287,886
MiMedx Group, Inc. (*)	23,341	162,920
Rigel Pharmaceuticals, Inc. (*)	2,257	63,941
United Therapeutics Corp. (*)	588	246,495
XOMA Royalty Corp. (*)	112	4,316
		1,652,700
Building Products | 2.9%
Apogee Enterprises, Inc.	2,751	119,861
AZZ, Inc.	924	100,836
CSW Industrials, Inc.	728	176,722
Gibraltar Industries, Inc. (*)	2,951	185,323
Hayward Holdings, Inc. (*)	6,780	102,514
Insteel Industries, Inc.	3,808	145,999
Masterbrand, Inc. (*)	19,429	255,880
Resideo Technologies, Inc. (*)	9,154	395,270

Lazard US Systematic Small Cap Equity ETF

Portfolio of Investments (continued)

September 30, 2025 (unaudited)

Description	Shares	Fair Value
Zurn Elkay Water Solutions Corp.	2,223	$104,548
		1,586,953
Capital Markets | 1.4%
BGC Group, Inc., Class A	8,821	83,447
Federated Hermes, Inc.	3,859	200,398
MarketAxess Holdings, Inc.	480	83,640
Morningstar, Inc.	384	89,092
SEI Investments Co.	1,207	102,414
Virtu Financial, Inc., Class A	4,035	143,242
		702,233
Chemicals | 2.6%
AdvanSix, Inc.	4,509	87,384
Avient Corp.	2,877	94,797
Cabot Corp.	2,087	158,716
ICL Group Ltd.	33,002	205,272
LSB Industries, Inc. (*)	3,118	24,570
Methanex Corp.	6,226	247,546
Minerals Technologies, Inc.	1,472	91,441
NewMarket Corp.	126	104,354
Perimeter Solutions, Inc. (*)	17,045	381,638
		1,395,718
Commercial Services & Supplies | 3.3%
Brady Corp., Class A	666	51,968
Deluxe Corp.	2,294	44,412
Ennis, Inc.	957	17,494
Healthcare Services Group, Inc. (*)	12,129	204,131
Interface, Inc.	13,491	390,430
Liquidity Services, Inc. (*)	6,858	188,115
OPENLANE, Inc. (*)	13,068	376,097
Steelcase, Inc., Class A	15,443	265,620
Tetra Tech, Inc.	5,116	170,772
UniFirst Corp.	571	95,465
		1,804,504
Communications Equipment | 2.6%
AudioCodes Ltd.	3,087	29,388
Aviat Networks, Inc. (*)	1,390	31,873
Calix, Inc. (*)	1,842	113,044
Gilat Satellite Networks Ltd. (*)	13,990	182,150
Harmonic, Inc. (*)	27,098	275,858
Ituran Location & Control Ltd.	3,701	132,200
Description	Shares	Fair Value
NETGEAR, Inc. (*)	1,913	$61,962
NetScout Systems, Inc. (*)	11,134	287,591
Ribbon Communications, Inc. (*)	13,361	50,772
Viavi Solutions, Inc. (*)	17,651	223,991
		1,388,829
Construction & Engineering | 2.0%
Arcosa, Inc.	1,122	105,143
Bowman Consulting Group Ltd. (*)	2,606	110,390
Dycom Industries, Inc. (*)	395	115,245
Great Lakes Dredge & Dock Corp. (*)	9,245	110,848
IES Holdings, Inc. (*)	687	273,186
NWPX Infrastructure, Inc. (*)	1,892	100,144
Primoris Services Corp.	2,092	287,294
		1,102,250
Construction Materials | 0.8%
Eagle Materials, Inc.	438	102,072
Smith-Midland Corp. (*)	1,060	39,114
U.S. Lime & Minerals, Inc.	2,222	292,304
		433,490
Consumer Finance | 0.7%
FirstCash Holdings, Inc.	679	107,567
OneMain Holdings, Inc.	1,697	95,813
PROG Holdings, Inc.	5,606	181,410
		384,790
Consumer Staples Distribution & Retail | 0.5%
Guardian Pharmacy Services, Inc., Class A (*)	1,115	29,246
PriceSmart, Inc.	1,387	168,091
Village Super Market, Inc., Class A	1,514	56,563
		253,900
Containers & Packaging | 1.1%
Ardagh Metal Packaging SA	22,885	91,311
Crown Holdings, Inc.	1,102	106,442
Greif, Inc., Class A	2,820	168,523
Sealed Air Corp.	3,430	121,250
Silgan Holdings, Inc.	2,111	90,794
Sonoco Products Co.	166	7,153
		585,473

Lazard US Systematic Small Cap Equity ETF

Portfolio of Investments (continued)

September 30, 2025 (unaudited)

Description	Shares	Fair Value
Distributors | 0.1%
Weyco Group, Inc.	1,244	$37,432
Diversified Consumer Services | 3.9%
ADT, Inc.	19,960	173,852
Adtalem Global Education, Inc. (*)	2,929	452,384
Afya Ltd., Class A	6,134	95,691
American Public Education, Inc. (*)	270	10,657
Coursera, Inc. (*)	8,170	95,671
Frontdoor, Inc. (*)	3,067	206,378
Graham Holdings Co., Class B	91	107,135
Grand Canyon Education, Inc. (*)	494	108,443
Laureate Education, Inc. (*)	7,589	239,357
Perdoceo Education Corp.	7,710	290,359
Strategic Education, Inc.	1,735	149,227
Udemy, Inc. (*)	12,275	86,048
Universal Technical Institute, Inc. (*)	2,991	97,357
		2,112,559
Diversified REITs | 0.4%
Alexander & Baldwin, Inc.	4,621	84,056
Broadstone Net Lease, Inc.	5,284	94,425
		178,481
Diversified Telecommunication Services | 0.7%
GCI Liberty, Inc., Class C (*)	333	12,411
IDT Corp., Class B	3,622	189,467
Liberty Global Ltd., Class A (*)	18,457	211,517
		413,395
Electric Utilities | 0.2%
OGE Energy Corp.	2,148	99,388
Electrical Equipment | 2.0%
Acuity, Inc.	598	205,945
Allient, Inc.	37	1,656
Atkore, Inc.	1,731	108,603
Electrovaya, Inc. (*)	3,737	22,011
Generac Holdings, Inc. (*)	1,734	290,272
Power Solutions International, Inc. (*)	2,764	271,480
Regal Rexnord Corp.	672	96,392
Description	Shares	Fair Value
Sensata Technologies Holding PLC	3,154	$96,355
		1,092,714
Electronic Equipment, Instruments & Components | 4.7%
Advanced Energy Industries, Inc.	207	35,219
Arrow Electronics, Inc. (*)	1,445	174,845
Belden, Inc.	605	72,763
Cognex Corp.	2,339	105,957
Coherent Corp. (*)	2,769	298,277
CTS Corp.	4,042	161,437
Daktronics, Inc. (*)	2,568	53,723
Itron, Inc. (*)	1,898	236,415
Kimball Electronics, Inc. (*)	6,423	191,791
Littelfuse, Inc.	676	175,091
Novanta, Inc. (*)	185	18,528
PC Connection, Inc.	3,516	217,957
Rogers Corp. (*)	1,331	107,092
Sanmina Corp. (*)	831	95,656
ScanSource, Inc. (*)	2,818	123,964
TD SYNNEX Corp.	716	117,245
TTM Technologies, Inc. (*)	6,784	390,758
Vontier Corp.	2,363	99,175
		2,675,893
Energy Equipment & Services | 1.4%
Archrock, Inc.	3,892	102,399
Cactus, Inc., Class A	2,152	84,939
Enerflex Ltd.	5,960	64,249
Flowco Holdings, Inc., Class A	6,371	94,609
Ranger Energy Services, Inc., Class A	4,467	62,717
Schlumberger NV	2,707	93,040
Select Water Solutions, Inc.	10,599	113,303
Weatherford International PLC	1,680	114,962
		730,218
Entertainment | 0.1%
CuriosityStream, Inc.	15,527	82,293
Financial Services | 1.4%
Banco Latinoamericano de Comercio Exterior SA	2,041	93,825
Burford Capital Ltd.	7,255	86,770
Cass Information Systems, Inc.	1,513	59,506
EVERTEC, Inc.	2,277	76,917

Lazard US Systematic Small Cap Equity ETF

Portfolio of Investments (continued)

September 30, 2025 (unaudited)

Description	Shares	Fair Value
Jack Henry & Associates, Inc.	596	$88,762
MGIC Investment Corp.	4,108	116,544
NMI Holdings, Inc. (*)	5,032	192,927
Paymentus Holdings, Inc., Class A (*)	2,449	74,939
		790,190
Food Products | 1.5%
Dole PLC	9,540	128,218
Fresh Del Monte Produce, Inc.	4,523	157,039
Lifeway Foods, Inc. (*)	3,849	106,848
Marzetti Co.	557	96,244
Mission Produce, Inc. (*)	4,275	51,385
Seaboard Corp.	28	102,116
Seneca Foods Corp., Class A (*)	834	90,022
Simply Good Foods Co. (*)	2,965	73,591
		805,463
Gas Utilities | 0.4%
MDU Resources Group, Inc.	6,020	107,216
National Fuel Gas Co.	1,126	104,009
		211,225
Ground Transportation | 0.5%
Covenant Logistics Group, Inc.	3,153	68,294
Landstar System, Inc.	751	92,043
Ryder System, Inc.	662	124,880
		285,217
Health Care Equipment & Supplies | 4.4%
Align Technology, Inc. (*)	1,379	172,678
AtriCure, Inc. (*)	2,864	100,956
Avanos Medical, Inc. (*)	17,225	199,121
Bioventus, Inc., Class A (*)	7,441	49,780
Cerus Corp. (*)	44,032	70,011
Dentsply Sirona, Inc.	5,584	70,861
Electromed, Inc. (*)	7,051	173,102
Globus Medical, Inc., Class A (*)	4,650	266,306
LeMaitre Vascular, Inc.	2,558	223,851
LivaNova PLC (*)	3,103	162,535
NeuroPace, Inc. (*)	6,258	64,520
Novocure Ltd. (*)	6,422	82,972
Omnicell, Inc. (*)	5,122	155,965
Penumbra, Inc. (*)	613	155,285
SANUWAVE Health, Inc. (*)	1,520	56,970
Description	Shares	Fair Value
SI-BONE, Inc. (*)	5,038	$74,159
Teleflex, Inc.	2,064	252,551
Zimvie, Inc. (*)	5,411	102,484
		2,434,107
Health Care Providers & Services | 1.4%
Addus HomeCare Corp. (*)	865	102,061
Chemed Corp.	307	137,456
Encompass Health Corp.	857	108,856
Enhabit, Inc. (*)	19,642	157,332
Pediatrix Medical Group, Inc. (*)	6,311	105,709
Universal Health Services, Inc., Class B	625	127,775
Viemed Healthcare, Inc. (*)	6,148	41,745
		780,934
Health Care REITs | 0.6%
American Healthcare REIT, Inc.	2,448	102,840
CareTrust REIT, Inc.	2,853	98,942
Healthcare Realty Trust, Inc.	5,285	95,289
		297,071
Health Care Technology | 0.9%
Doximity, Inc., Class A (*)	3,461	253,172
HealthStream, Inc.	2,513	70,967
TruBridge, Inc. (*)	3,261	65,774
Waystar Holding Corp. (*)	2,743	104,015
		493,928
Hotels, Restaurants & Leisure | 3.3%
Accel Entertainment, Inc. (*)	17,321	191,743
Aramark	2,821	108,326
Boyd Gaming Corp.	2,991	258,572
Churchill Downs, Inc.	876	84,981
Monarch Casino & Resort, Inc.	3,270	346,097
Nathan's Famous, Inc.	930	102,988
Red Rock Resorts, Inc., Class A	1,698	103,680
Sportradar Group AG, Class A (*)	10,422	280,352
Texas Roadhouse, Inc.	643	106,834
Travel & Leisure Co.	1,553	92,388
Wyndham Hotels & Resorts, Inc.	1,088	86,931
		1,762,892
Household Durables | 2.0%
Cavco Industries, Inc. (*)	558	324,047

Lazard US Systematic Small Cap Equity ETF

Portfolio of Investments (continued)

September 30, 2025 (unaudited)

Description	Shares	Fair Value
Flexsteel Industries, Inc.	1,797	$83,291
Hamilton Beach Brands Holding Co., Class A	3,186	45,783
Mohawk Industries, Inc. (*)	806	103,910
Taylor Morrison Home Corp. (*)	4,745	313,217
Tri Pointe Homes, Inc. (*)	6,671	226,614
		1,096,862
Household Products | 0.5%
Central Garden & Pet Co., Class A (*)	3,237	95,589
Oil-Dri Corp. of America	2,332	142,345
		237,934
Independent Power & Renewable Electricity Producers | 0.7%
Brookfield Renewable Corp.	3,109	107,012
Clearway Energy, Inc., Class A	3,568	96,086
ReNew Energy Global PLC, Class A (*)	23,654	182,136
		385,234
Industrial REITs | 0.5%
EastGroup Properties, Inc.	469	79,383
First Industrial Realty Trust, Inc.	1,307	67,271
LXP Industrial Trust	11,139	99,805
STAG Industrial, Inc.	1,974	69,662
		316,121
Insurance | 2.2%
Assurant, Inc.	428	92,705
Axis Capital Holdings Ltd.	1,216	116,493
Brighthouse Financial, Inc. (*)	2,666	141,511
Globe Life, Inc.	946	135,250
Hamilton Insurance Group Ltd., Class B (*)	7,347	182,206
Hanover Insurance Group, Inc.	661	120,057
Kemper Corp.	1,379	71,087
Old Republic International Corp.	2,397	101,801
RenaissanceRe Holdings Ltd.	398	101,064
RLI Corp.	1,282	83,612
Selective Insurance Group, Inc.	1,164	94,365
		1,240,151
Interactive Media & Services | 0.8%
Cargurus, Inc. (*)	5,566	207,222
EverQuote, Inc., Class A (*)	1,633	37,347
Taboola.com Ltd. (*)	49,713	169,521
		414,090
Description	Shares	Fair Value
IT Services | 0.6%
ASGN, Inc. (*)	2,552	$120,837
Backblaze, Inc., Class A (*)	17,901	166,121
CI&T, Inc., Class A (*)	2,422	12,473
EPAM Systems, Inc. (*)	156	23,523
Unisys Corp. (*)	18,401	71,764
		394,718
Leisure Products | 0.2%
JAKKS Pacific, Inc.	7,080	132,608
Life Sciences Tools & Services | 0.7%
Adaptive Biotechnologies Corp. (*)	2,241	33,525
Avantor, Inc. (*)	6,925	86,424
Bio-Techne Corp.	442	24,588
Charles River Laboratories International, Inc. (*)	291	45,530
CryoPort, Inc. (*)	5,823	55,202
Qiagen NV	2,329	104,060
		349,329
Machinery | 4.3%
Alamo Group, Inc.	861	164,365
Atmus Filtration Technologies, Inc.	2,294	103,436
Enerpac Tool Group Corp.	2,600	106,600
Franklin Electric Co., Inc.	1,250	119,000
Hyster-Yale, Inc.	268	9,878
JBT Marel Corp.	751	105,478
Kennametal, Inc.	3,739	78,257
Lincoln Electric Holdings, Inc.	452	106,595
Lindsay Corp.	1,503	211,262
Luxfer Holdings PLC	9,957	138,402
Mueller Industries, Inc.	4,665	471,678
Nordson Corp.	469	106,440
Proto Labs, Inc. (*)	4,919	246,098
SPX Technologies, Inc. (*)	484	90,402
Stanley Black & Decker, Inc.	333	24,752
Tennant Co.	1,242	100,677
Toro Co.	1,356	103,327
Trinity Industries, Inc.	1,456	40,826
Worthington Enterprises, Inc.	1,362	75,577
		2,403,050

Lazard US Systematic Small Cap Equity ETF

Portfolio of Investments (continued)

September 30, 2025 (unaudited)

Description	Shares	Fair Value
Marine Transportation | 0.6%
Danaos Corp.	1,315	$118,100
Global Ship Lease, Inc., Class A	2,742	84,180
Kirby Corp. (*)	1,044	87,122
		289,402
Media | 0.5%
DoubleVerify Holdings, Inc. (*)	3,941	47,213
John Wiley & Sons, Inc., Class A	482	19,507
Liberty Broadband Corp., Class C (*)	3,833	243,549
		310,269
Mortgage Real Estate Investment Trusts (REITs) | 0.0%
Angel Oak Mortgage REIT, Inc.	1,475	13,821
Office REITs | 0.4%
COPT Defense Properties	2,526	73,406
Cousins Properties, Inc.	2,909	84,186
Postal Realty Trust, Inc., Class A	4,429	69,491
		227,083
Oil, Gas & Consumable Fuels | 2.7%
Antero Midstream Corp.	3,941	76,613
Baytex Energy Corp.	42,612	99,712
Bw Lpg Ltd. (#)	11,785	168,290
California Resources Corp.	2,098	111,572
Chord Energy Corp.	956	94,998
DHT Holdings, Inc.	8,482	101,360
DT Midstream, Inc.	1,004	113,512
Granite Ridge Resources, Inc.	17,863	96,639
Hafnia Ltd.	22,601	135,380
Hess Midstream LP, Class A	2,594	89,623
Ovintiv, Inc.	2,543	102,686
SandRidge Energy, Inc.	8,028	90,556
VAALCO Energy, Inc.	21,064	84,677
		1,365,618
Passenger Airlines | 0.7%
Alaska Air Group, Inc. (*)	688	34,249
Copa Holdings SA, Class A	2,581	306,674
SkyWest, Inc. (*)	512	51,517
		392,440
Description	Shares	Fair Value
Personal Care Products | 0.1%
Nature’s Sunshine Products, Inc. (*)	3,535	$54,863
Pharmaceuticals | 0.9%
Phibro Animal Health Corp., Class A	6,223	251,783
Prestige Consumer Healthcare, Inc. (*)	1,100	68,640
SNDL, Inc. (*)	51,808	138,845
		459,268
Professional Services | 4.3%
Barrett Business Services, Inc.	1,174	52,032
CRA International, Inc.	525	109,478
ExlService Holdings, Inc. (*)	3,368	148,293
Genpact Ltd.	6,084	254,859
Huron Consulting Group, Inc. (*)	1,814	266,241
IBEX Holdings Ltd. (*)	4,299	174,195
Insperity, Inc.	334	16,433
KBR, Inc.	3,413	161,401
Kelly Services, Inc., Class A	12,295	161,310
Korn Ferry	3,047	213,229
Paylocity Holding Corp. (*)	539	85,847
TaskUS, Inc., Class A (*)	5,834	104,137
TELUS International CDA, Inc. (*)	17,570	78,714
Verra Mobility Corp. (*)	3,930	97,071
Willdan Group, Inc. (*)	4,053	391,885
		2,315,125
Real Estate Management & Development | 0.9%
Colliers International Group, Inc.	571	89,196
Cushman & Wakefield PLC (*)	7,149	113,812
FirstService Corp.	435	82,863
Real Brokerage, Inc. (*)	19,475	81,406
Seaport Entertainment Group, Inc. (*)	3,162	72,473
St. Joe Co.	1,741	86,145
		525,895
Residential REITs | 0.3%
Elme Communities	6,228	105,004
UMH Properties, Inc.	5,425	80,561
		185,565

Lazard US Systematic Small Cap Equity ETF

Portfolio of Investments (continued)

September 30, 2025 (unaudited)

Description	Shares	Fair Value
Retail REITs | 1.2%
Brixmor Property Group, Inc.	3,627	$100,395
Federal Realty Investment Trust	619	62,711
InvenTrust Properties Corp.	3,536	101,200
Kite Realty Group Trust	3,167	70,624
Regency Centers Corp.	1,378	100,456
Tanger, Inc.	2,852	96,512
Urban Edge Properties	4,388	89,822
		621,720
Semiconductors & Semiconductor Equipment | 3.3%
Cirrus Logic, Inc. (*)	1,748	219,007
Cohu, Inc. (*)	5,331	108,379
Diodes, Inc. (*)	4,517	240,350
MACOM Technology Solutions Holdings, Inc. (*)	1,458	181,506
Onto Innovation, Inc. (*)	2,992	386,626
Power Integrations, Inc.	1,221	49,096
Qorvo, Inc. (*)	1,215	110,662
Rambus, Inc. (*)	5,416	564,347
Universal Display Corp.	152	21,832
		1,881,805
Software | 8.4%
ACI Worldwide, Inc. (*)	3,606	190,289
Adeia, Inc.	12,016	201,869
Aduro Clean Technologies, Inc.	1,628	21,815
Agilysys, Inc. (*)	1,664	175,136
Alarm.com Holdings, Inc. (*)	2,884	153,083
Blackbaud, Inc. (*)	1,542	99,166
Braze, Inc., Class A (*)	4,669	132,786
CCC Intelligent Solutions Holdings, Inc. (*)	10,633	96,867
Cellebrite DI Ltd. (*)	6,699	124,133
Cognyte Software Ltd. (*)	7,820	65,688
Commvault Systems, Inc. (*)	1,571	296,573
Consensus Cloud Solutions, Inc. (*)	4,486	131,754
CoreCard Corp. (*)	716	19,275
Docebo, Inc. (*)	3,403	93,004
Dolby Laboratories, Inc., Class A	2,555	184,905
Elastic NV (*)	2,292	193,651
Freshworks, Inc., Class A (*)	4,486	52,800
Intapp, Inc. (*)	2,316	94,724
JFrog Ltd. (*)	3,635	172,045
Karooooo Ltd.	1,082	61,804
Description	Shares	Fair Value
Lightspeed Commerce, Inc. (*)	7,919	$91,464
LiveRamp Holdings, Inc. (*)	8,276	224,611
Magic Software Enterprises Ltd.	1,707	34,840
Mitek Systems, Inc. (*)	20,066	196,045
N-Able, Inc. (*)	28,004	218,431
OneSpan, Inc.	11,258	178,890
Open Text Corp.	1,555	58,126
Q2 Holdings, Inc. (*)	999	72,318
Radware Ltd. (*)	6,982	184,953
Red Violet, Inc.	677	35,373
Sapiens International Corp. NV	3,066	131,838
SentinelOne, Inc., Class A (*)	8,842	155,708
SPS Commerce, Inc. (*)	1,261	131,321
Tenable Holdings, Inc. (*)	3,445	100,456
Weave Communications, Inc. (*)	2,540	16,967
Workiva, Inc. (*)	2,897	249,374
Yext, Inc. (*)	6,162	52,500
		4,694,582
Specialized REITs | 0.8%
EPR Properties	1,578	91,540
Four Corners Property Trust, Inc.	3,601	87,864
Millrose Properties, Inc.	2,841	95,486
Rayonier, Inc.	3,425	90,899
		365,789
Specialty Retail | 1.1%
Asbury Automotive Group, Inc. (*)	621	151,803
AutoNation, Inc. (*)	1,093	239,116
Haverty Furniture Cos., Inc.	4,369	95,812
Murphy USA, Inc.	231	89,688
		576,419
Technology Hardware, Storage & Peripherals | 0.2%
Diebold Nixdorf, Inc. (*)	2,132	121,588
Textiles, Apparel & Luxury Goods | 1.0%
Figs, Inc., Class A (*)	27,585	184,544
Gildan Activewear, Inc.	3,366	194,555
Kontoor Brands, Inc.	1,344	107,211
Superior Group of Cos., Inc.	4,487	48,101
		534,411

Lazard US Systematic Small Cap Equity ETF

Portfolio of Investments (concluded)

September 30, 2025 (unaudited)

Description	Shares	Fair Value
Trading Companies & Distributors | 1.8%
BlueLinx Holdings, Inc. (*)	567	$41,436
Boise Cascade Co.	1,521	117,604
DNOW, Inc. (*)	15,199	231,785
GATX Corp.	884	154,523
Global Industrial Co.	2,438	89,401
Hudson Technologies, Inc. (*)	13,977	138,792
Karat Packaging, Inc.	5,733	144,529
		918,070
Wireless Telecommunication Services | 0.3%
Millicom International Cellular SA	1,901	92,274
Spok Holdings, Inc.	4,348	75,003
		167,277
Total Common Stocks (Cost $46,889,452)		52,979,186
Rights | 0.0%
Biotechnology | 0.0%
Epizyme, Inc. CVR, Expires 2099 (*), (¢)	41,136	823
Consumer Staples Distribution | 0.0%
Walgreens Boots Alliance, Inc. CVR, Expires 2099 (*)	15,004	7,952
Paper & Forest Products | 0.0%
Resolute Forest Products, Inc. CVR, Expires 2099 (*), (¢)	10,077	0
Pharmaceuticals | 0.0%
Adamas Pharmaceuticals, Inc. CVR, Expires 2099 (*), (¢)	1,139	0
Total Rights (Cost $23,152)		8,775
Description	Shares	Fair Value
Short-Term Investments | 0.8%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.07% (7 day yield) (Cost $451,828)	451,828	$451,828
Total Investments | 97.8% (Cost $47,430,684)		$53,547,630
Cash and Other Assets in Excess of Liabilites | 2.2%		1,189,501
Net Assets | 100.0%		$54,737,131

(*)	Non-income producing security.
(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2025, these securities amounted to 0.3% of net assets of the Portfolio.
(¢)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

Lazard Active ETF Trust
Notes to Portfolio of Investments
September 30, 2025 (unaudited)

Asset Class/Sector	Lazard Equity Megatrends ETF	Lazard International Dynamic Equity ETF	Lazard Japanese Equity ETF	Lazard Next Gen Technologies ETF
Communication Services	6.6%	6.7%	6.5%	7.2%
Consumer Discretionary	7.8	10.8	13.7	4.8
Consumer Staples	—	5.4	5.6	—
Energy	1.8	4.0	1.9	—
Financials	8.8	24.5	20.7	5.3
Health Care	15.5	7.4	4.1	3.1
Industrials	16.0	15.1	23.2	7.4
Information Technology	40.7	13.6	10.5	71.1
Materials	—	6.9	7.6	—
Real Estate	—	1.3	2.7	—
Utilities	—	2.6	2.3	—
Warrants	—	0.0	—	—
Other (includes short-term investments)	2.8	1.7	1.2	1.1
Total	100.0%	100.0%	100.0%	100.0%

Asset Class/Sector	Lazard US Systematic Small Cap Equity ETF
Closed-End Management
Investment Companies	0.2%
Communication Services	2.4
Consumer Discretionary	13.1
Consumer Staples	3.0
Energy	4.1
Financials	9.6
Health Care	11.2
Industrials	22.7
Information Technology	19.8
Materials	4.5
Real Estate	5.1
Utilities	1.3
Other (includes short-term investments)	3.0
Total	100.0%

Security Abbreviations:
ADR	— American Depositary Receipt
CVR	— Contingent Value Rights
GDR	— Global Depositary Receipt
PJSC	— Public Joint Stock Company
REITs	— Real Estate Investment Trust

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to notes to the financial statements.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Active ETF Trust

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date:	November 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date:	November 24, 2025

By:	/s/ Christina Kennedy
Christina Kennedy
Chief Financial Officer

Date:	November 24, 2025